SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
WELLS FARGO MULTI-ASSET FUNDS
For the Wells Fargo WealthBuilder Conservative Allocation Fund
Wells Fargo WealthBuilder Equity Fund
Wells Fargo WealthBuilder Growth Allocation Fund
Wells Fargo WealthBuilder Growth Balanced Fund
Wells Fargo WealthBuilder Moderate Balanced Fund
(together the “Funds”)

At a meeting held August 10-12, 2020, the Board of Trustees of the Funds approved the following name changes, effective on or about November 2, 2020.

Current Fund Name	New Fund Name Effective on or about November 2, 2020
Wells Fargo WealthBuilder Conservative Allocation Fund	Wells Fargo Spectrum Income Allocation Fund
Wells Fargo WealthBuilder Equity Fund	Wells Fargo Spectrum Aggressive Growth Fund
Wells Fargo WealthBuilder Growth Allocation Fund	Wells Fargo Spectrum Growth Fund
Wells Fargo WealthBuilder Growth Balanced Fund	Wells Fargo Spectrum Moderate Growth Fund
Wells Fargo WealthBuilder Moderate Balanced Fund	Wells Fargo Spectrum Conservative Growth Fund

October 1, 2020